Income taxes - Schedule of Net Income (loss) before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 241,476	$ 364,179	$ 25,997
Foreign	(19,902)	(45,230)	(784,506)
Total net income (loss) before provision for income taxes	$ 221,574	$ 318,949	$ (758,509)